Consolidated Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
October 31, 2025
BCFK6-NPRT1-1225
1.9884004.108
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	3,200	5,267,872
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	43,400	11,130,565
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	243,739	3,926,635
CANADA - 1.6%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	701,849	49,025,095
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	108,231	11,061,161
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (b)	463,935	159,816,329
IT Services - 0.4%
Shopify Inc Class A (b)	479,097	83,300,128
TOTAL INFORMATION TECHNOLOGY		243,116,457

TOTAL CANADA		303,202,713
CHINA - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	311,000	25,261,834
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Hesai Group ADR (b)	44,911	1,065,738
WeRide Inc ADR (b)	404,878	4,320,048
		5,385,786
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	25,700	4,380,051
PDD Holdings Inc Class A ADR (b)	27,200	3,668,464
		8,048,515
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	175,800	7,049,580
TOTAL CONSUMER DISCRETIONARY		20,483,881

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	201,988	343,380
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	264,900	1,393,609
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	30	3
TOTAL INDUSTRIALS		1,393,612

Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	403,275	7,533,177
TOTAL CHINA		55,015,884
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	67,905	13,689,648
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	1,072,210	33,485,118
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	773,400	5,344,194
TOTAL FINLAND		38,829,312
INDIA - 0.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	395,500	9,153,999
Vodafone Idea Ltd (b)	110,777,732	10,894,943
		20,048,942
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Ltd (b)	2,451,712	11,103,343
Diversified Consumer Services - 0.0%
Urban Co Ltd (e)	296,308	526,588
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	7,142,300	25,567,125
MakeMyTrip Ltd (b)	21,152	1,692,160
		27,259,285
Household Durables - 0.0%
LG Electronics India Ltd (e)	53,950	1,011,111
LG Electronics India Ltd (e)	53,950	1,011,110
LG Electronics India Ltd	779	14,600
		2,036,821
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (b)	5,515,446	5,072,732
Aditya Birla Lifestyle Brands Ltd	5,515,446	8,301,285
		13,374,017
TOTAL CONSUMER DISCRETIONARY		54,300,054

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	979,500	6,647,336
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	1,462,382	24,488,082
Financials - 0.2%
Capital Markets - 0.2%
Authum Investment & Infrastucture Ltd	1,069,025	35,023,169
Financial Services - 0.0%
Jio Financial Services Ltd	747,491	2,583,566
TOTAL FINANCIALS		37,606,735

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	284,100	3,673,632
Industrials - 0.1%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (f)	63,700	3,358,342
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (f)(g)	100,300	6,355,968
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	451,700	1,474,965
TOTAL INDUSTRIALS		11,189,275

Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (c)(d)	926,488	3,512,231
Materials - 0.1%
Metals & Mining - 0.1%
Welspun Corp Ltd	1,004,500	10,928,811
TOTAL INDIA		172,395,098
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	78,355	107,346
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	477,000	11,755,024
JAPAN - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	238,410	20,333,964
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	24,400	4,281,436
TOTAL COMMUNICATION SERVICES		24,615,400

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	165,113	4,940,181
TOTAL JAPAN		29,555,581
KOREA (SOUTH) - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	9,630	1,718,127
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (f)(g)	307,257	5,131,775
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	228,413	47,765,727
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	661,834	24,587,133
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	69,401	12,806,522
TOTAL SWITZERLAND		37,393,655
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	642,113	192,910,009
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	4,200	1,850,394
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	70,003	16,281,998
Flutter Entertainment PLC (United Kingdom) (b)	50,530	11,639,954
		27,921,952
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	209,192	10,708,538
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	197,463	11,427,306
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	3,207	4,292,634
TOTAL FINANCIALS		15,719,940

TOTAL UNITED KINGDOM		54,350,430
UNITED STATES - 90.8%
Communication Services - 16.2%
Entertainment - 4.0%
Netflix Inc (b)	472,818	529,017,147
ROBLOX Corp Class A (b)	1,116,294	126,944,954
Spotify Technology SA (b)	80,086	52,481,958
Take-Two Interactive Software Inc (b)	128,794	33,018,918
Warner Bros Discovery Inc (b)	387,800	8,706,109
		750,169,086
Interactive Media & Services - 12.2%
Alphabet Inc Class A	4,347,068	1,222,352,051
Epic Games Inc (b)(c)(d)	607	444,038
Meta Platforms Inc Class A	1,351,380	876,167,223
Reddit Inc Class A (b)	245,331	51,261,913
Reddit Inc Class B (b)	30,951	6,467,211
Snap Inc Class A (b)	11,673,581	91,053,932
		2,247,746,368
Media - 0.0%
MNTN Inc (e)	62,139	1,030,265
TOTAL COMMUNICATION SERVICES		2,998,945,719

Consumer Discretionary - 12.9%
Automobiles - 2.0%
Neutron Holdings Inc (b)(c)(d)	491,550	46,648
Rad Power Bikes Inc (b)(c)(d)	101,681	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	110,642	1
Tesla Inc (b)	793,914	362,469,376
		362,516,026
Broadline Retail - 5.6%
Amazon.com Inc (b)	4,266,275	1,041,909,681
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	53,200	1,965,739
Hotels, Restaurants & Leisure - 1.3%
Brinker International Inc (b)	225,652	24,519,346
Chipotle Mexican Grill Inc (b)	878,245	27,831,584
DoorDash Inc Class A (b)	152,386	38,762,427
DraftKings Inc Class A (b)	1,087,944	33,280,207
Dutch Bros Inc Class A (b)	92,593	5,142,615
Royal Caribbean Cruises Ltd	10,787	3,094,035
Sonder Holdings Inc Stage 1 rights (b)(c)	1,448	0
Sonder Holdings Inc Stage 2 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 3 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 4 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(c)	1,447	0
Starbucks Corp	1,242,746	100,500,870
Yum! Brands Inc	16,316	2,255,034
		235,386,118
Household Durables - 0.6%
SharkNinja Inc (b)(h)	1,219,668	104,281,614
Somnigroup International Inc	194,412	15,424,648
		119,706,262
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(h)	2,659,962	19,311,324
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (b)	187,608	13,610,960
American Eagle Outfitters Inc	361,190	6,035,485
Bath & Body Works Inc	620,318	15,185,385
Carvana Co Class A (b)	275,199	84,359,501
Fanatics Inc Class A (b)(c)(d)	225,366	13,763,102
Five Below Inc (b)	161,890	25,460,440
Floor & Decor Holdings Inc Class A (b)	45,800	2,861,584
Home Depot Inc/The	55,760	21,165,938
Lowe's Cos Inc	397,577	94,675,012
RealReal Inc/The (b)	193,700	2,365,077
Restoration Hardware Inc (b)	262,027	45,197,037
TJX Cos Inc/The	581,983	81,559,098
Urban Outfitters Inc (b)	73,165	4,727,191
Victoria's Secret & Co (b)	268,800	9,475,200
Warby Parker Inc Class A (b)	326,602	6,398,133
Wayfair Inc Class A (b)	339,565	35,148,373
		461,987,516
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (b)	1,308,758	27,156,729
Deckers Outdoor Corp (b)	523,479	42,663,539
Kontoor Brands Inc	33,500	2,710,819
Lululemon Athletica Inc (b)	192,961	32,907,569
NIKE Inc Class B	544,974	35,199,871
Tapestry Inc	71,004	7,797,659
VF Corp (h)	268,800	3,773,952
		152,210,138
TOTAL CONSUMER DISCRETIONARY		2,394,992,804

Consumer Staples - 1.4%
Beverages - 0.1%
Celsius Holdings Inc (b)	290,157	17,476,156
Consumer Staples Distribution & Retail - 1.2%
Chobani Inc Class A (c)(d)(i)	764	3,404,654
Costco Wholesale Corp	111,259	101,407,016
Target Corp	103,600	9,605,792
Walmart Inc	1,016,719	102,871,629
		217,289,091
Food Products - 0.0%
Freshpet Inc (b)(h)	38,688	1,903,836
Real Good Food Co LLC /The Class B (b)(c)	11,626	0
Real Good Food Co LLC /The Class B unit (b)(g)	11,626	814
		1,904,650
Personal Care Products - 0.0%
elf Beauty Inc (b)	77,103	9,417,360
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	6,987,609	12,088,564
TOTAL CONSUMER STAPLES		258,175,821

Financials - 3.7%
Capital Markets - 1.5%
Aestas Management Co LLC (c)(d)	11,900	5,117,000
Ares Management Corp Class A	122,094	18,156,599
Blue Owl Capital Inc Class A	1,432,721	22,594,010
Coinbase Global Inc Class A (b)	26,300	9,041,414
Galaxy Digital Inc Class A (h)	157,084	5,499,511
Goldman Sachs Group Inc/The	83,952	66,269,190
KKR & Co Inc Class A	195,643	23,150,436
Morgan Stanley	197,145	32,331,780
Robinhood Markets Inc Class A (b)	665,101	97,623,525
		279,783,465
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	649,790	46,706,905
Apollo Global Management Inc	259,639	32,275,724
Block Inc Class A (b)	117,000	8,884,980
Mastercard Inc Class A	381,944	210,829,269
Rocket Cos Inc Class A	414,638	6,907,869
Toast Inc Class A (b)	368,449	13,315,747
Visa Inc Class A	231,373	78,838,036
		397,758,530
Insurance - 0.0%
Slide Insurance Holdings Inc (b)	100,726	1,610,609
TOTAL FINANCIALS		679,152,604

Health Care - 5.3%
Biotechnology - 1.4%
AbbVie Inc	290,398	63,318,380
Alnylam Pharmaceuticals Inc (b)	132,122	60,252,917
Apogee Therapeutics Inc (b)	87,550	4,954,455
Arcellx Inc (b)	20,039	1,808,520
Caris Life Sciences Inc (b)	27,836	837,307
Cibus Inc Class A (b)	7,991	12,785
Gilead Sciences Inc	888,944	106,486,602
Insmed Inc (b)	9,900	1,877,040
Janux Therapeutics Inc (b)	51,820	1,487,752
Legend Biotech Corp ADR (b)	110,625	3,584,250
Regeneron Pharmaceuticals Inc	8,600	5,605,480
Scholar Rock Holding Corp (b)	93,257	2,762,272
		252,987,760
Health Care Equipment & Supplies - 1.0%
Blink Health LLC Class A1 (b)(c)(d)	7,044	263,445
Boston Scientific Corp (b)	1,536,079	154,713,877
Insulet Corp (b)	81,147	25,399,822
Kestra Medical Technologies Ltd	96,654	2,646,387
		183,023,531
Health Care Providers & Services - 0.5%
Cardinal Health Inc	175,152	33,413,748
Cencora Inc	56,904	19,222,740
CVS Health Corp	45,100	3,524,565
Guardant Health Inc (b)	59,700	5,553,294
McKesson Corp	39,266	31,858,076
		93,572,423
Health Care Technology - 0.1%
Claritev Corp warrants (b)(c)	13,856	0
HeartFlow Inc (e)	106,157	3,944,794
Veeva Systems Inc Class A (b)	29,509	8,593,021
		12,537,815
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(i)	62,379	5,127,554
Pharmaceuticals - 2.3%
Eli Lilly & Co	495,336	427,405,621
LENZ Therapeutics Inc (b)	78,300	2,327,076
		429,732,697
TOTAL HEALTH CARE		976,981,780

Industrials - 5.3%
Aerospace & Defense - 2.7%
Anduril Industries Inc Class B (c)(d)	6,297	257,421
Anduril Industries Inc Class C (c)(d)	3	123
Axon Enterprise Inc (b)	56,070	41,056,136
Boeing Co (b)	581,527	116,898,558
Carpenter Technology Corp	90,752	28,668,557
GE Aerospace	338,171	104,477,930
Howmet Aerospace Inc	266,388	54,862,609
Karman Holdings Inc (b)	12,900	1,086,696
Relativity Space Inc (b)(c)	3,834	4,064
Space Exploration Technologies Corp (b)(c)(d)	519,625	110,160,500
Space Exploration Technologies Corp Class C (b)(c)(d)	162,357	34,419,684
		491,892,278
Building Products - 0.0%
Builders FirstSource Inc (b)	70,357	8,173,372
Construction & Engineering - 0.1%
Comfort Systems USA Inc	15,648	15,109,396
Construction Partners Inc Class A (b)	23,900	2,732,965
Legence Corp Class A	65,200	2,697,323
Quanta Services Inc	8,500	3,817,605
		24,357,289
Electrical Equipment - 0.6%
GE Vernova Inc	162,446	95,053,653
NEXTracker Inc Class A (b)	85,100	8,613,822
Vertiv Holdings Co Class A	29,804	5,747,999
		109,415,474
Ground Transportation - 0.6%
Lyft Inc Class A (b)	1,090,723	22,316,193
Uber Technologies Inc (b)	827,500	79,853,750
		102,169,943
Machinery - 0.2%
Caterpillar Inc	11,200	6,465,312
Cummins Inc	38,800	16,981,984
RBC Bearings Inc (b)	11,705	5,015,944
		28,463,240
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	387,508	16,170,709
Delta Air Lines 1991 Series J Pass Through Trust	659,817	37,860,299
United Airlines Holdings Inc (b)	461,422	43,392,125
		97,423,133
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	36,967	9,186,299
FTAI Aviation Ltd (h)	617,555	106,775,260
		115,961,559
TOTAL INDUSTRIALS		977,856,288

Information Technology - 44.7%
Communications Equipment - 0.3%
Lumentum Holdings Inc (b)	264,695	53,351,924
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	478,314	66,648,273
Coherent Corp (b)	282,428	37,269,199
Corning Inc	134,960	12,022,237
TTM Technologies Inc (b)	58,400	3,924,479
		119,864,188
IT Services - 1.5%
Cloudflare Inc Class A (b)	116,157	29,422,568
CoreWeave Inc Class A (b)	706,996	94,532,435
MongoDB Inc Class A (b)	28,525	10,263,866
Snowflake Inc (b)	311,524	85,631,717
Twilio Inc Class A (b)	360,975	48,688,308
X.Ai Holdings Corp Class A (c)(d)	127,501	4,661,436
		273,200,330
Semiconductors & Semiconductor Equipment - 26.3%
Astera Labs Inc (b)	653,099	121,920,521
Broadcom Inc	2,650,345	979,647,022
GlobalFoundries Inc (b)	340,309	12,115,000
Impinj Inc (b)	46,797	9,460,482
Marvell Technology Inc	3,827,478	358,787,788
Monolithic Power Systems Inc	152,342	153,103,710
NVIDIA Corp	15,977,849	3,235,354,645
		4,870,389,168
Software - 10.1%
Applied Intuition Inc Class A (b)(c)(d)	7,903	1,061,373
AppLovin Corp Class A (b)	540,752	344,637,472
BitMine Immersion Technologies Inc (b)(h)	99,578	4,645,314
Celestial AI Inc (c)(d)	10,310	196,818
Circle Internet Group Inc (e)	128,947	16,373,690
Crowdstrike Holdings Inc Class A (b)	34,779	18,885,345
Datadog Inc Class A (b)	11,100	1,807,191
Figma Inc (e)	60,051	2,992,942
Figma Inc Class A (h)	41,115	2,049,171
Microsoft Corp	1,909,536	988,776,836
Netskope Inc Class A (b)	51,000	1,205,640
OpenAI Global LLC rights (b)(c)(d)	6,979,271	15,214,811
OpenAI Global LLC rights (b)(c)(d)	2,989,577	4,245,199
Oracle Corp	932,101	244,779,044
Palantir Technologies Inc Class A (b)	442,710	88,750,074
Salesforce Inc	57,200	14,895,452
Servicenow Inc (b)	121,011	111,242,992
Stripe Inc Class B (b)(c)(d)	19,200	739,584
Unity Software Inc (b)	155,360	5,888,144
Via Transportation Inc (b)	16,800	897,624
Zoom Communications Inc Class A (b)	21,400	1,866,722
		1,871,151,438
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	3,835,243	1,036,934,650
Sandisk Corp/DE	85,500	17,042,715
Western Digital Corp	312,500	46,940,625
		1,100,917,990
TOTAL INFORMATION TECHNOLOGY		8,288,875,038

Materials - 0.5%
Chemicals - 0.3%
Sherwin-Williams Co/The	121,454	41,894,343
Construction Materials - 0.2%
CRH PLC	66,770	7,952,306
Martin Marietta Materials Inc	26,158	16,037,470
Vulcan Materials Co	60,735	17,582,783
		41,572,559
TOTAL MATERIALS		83,466,902

Real Estate - 0.6%
Health Care REITs - 0.5%
Welltower Inc	492,856	89,226,650
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	800,614	6,172,734
Zillow Group Inc Class C (b)	188,696	14,148,426
		20,321,160
TOTAL REAL ESTATE		109,547,810

Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	28,700	10,819,900
Entergy Corp	149,952	14,408,888
NRG Energy Inc	74,320	12,772,635
		38,001,423
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	85,763	16,149,173
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	91,900	2,205,600
TOTAL UTILITIES		56,356,196

TOTAL UNITED STATES		16,824,350,962
TOTAL COMMON STOCKS (Cost $7,551,418,479)		17,810,346,757

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	237,400	1,049,403
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	64,200	283,790
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(j)	3,017,519	5,309,325
		6,642,518
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	20,586	14,748
TOTAL UNITED STATES		6,657,266
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,339,706)		6,657,266

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	38,100	2,107,311
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(c)(d)	31,950	8,262,270
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	20,165	4,487,097
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (c)(d)	215,427	11,540,424
Oura Health Oy Series E (c)(d)	238,021	12,750,785

TOTAL FINLAND		24,291,209
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (c)(d)	2,792,940	4,217,339
Meesho Series E (c)(d)	465,240	702,512
Meesho Series E-1 (c)(d)	278,940	421,199
Meesho Series F (c)(d)	4,321,710	6,525,783

TOTAL INDIA		11,866,833
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	216,700	1,711,930
Element Labs Inc Series B (c)(d)	144,300	1,268,397
		2,980,327
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	130,900	168,861
Xsight Labs Ltd Series F (c)(d)	261,182	1,104,800
		1,273,661
TOTAL ISRAEL		4,253,988
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,200	455,856
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	3,178,083	301,600
Neutron Holdings Inc Series 1D (b)(c)(d)	5,904,173	560,306
Rad Power Bikes Inc Series A (b)(c)(d)	13,256	0
Rad Power Bikes Inc Series C (b)(c)(d)	52,162	1
Rad Power Bikes Inc Series D (b)(c)(d)	102,800	1
Waymo LLC Series A2 (b)(c)(d)	7,817	582,053
Waymo LLC Series C2 (b)(c)(d)	35,524	3,089,878
		4,533,839
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	700	178,472
TOTAL CONSUMER DISCRETIONARY		4,712,311

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	18,300	678,930
GoBrands Inc Series H (b)(c)(d)	11,467	546,059
		1,224,989
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	12,508	21,638
TOTAL CONSUMER STAPLES		1,246,628

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	85,300	1,126,813
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	16,673	1,317,167
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	26,748	2,231,051
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	7,862	634,070
		5,309,101
Health Care - 0.0%
Biotechnology - 0.0%
Neurona Therapeutics Inc Series F (c)(d)	438,700	991,462
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	16,970	634,678
Blink Health LLC Series D (b)(c)(d)	3,936	147,206
		781,884
TOTAL HEALTH CARE		1,773,346

Industrials - 0.7%
Aerospace & Defense - 0.6%
ABL Space Systems Co Series A10 (c)(d)	183,227	76,955
ABL Space Systems Co Series A8 (c)(d)	33,728	14,166
ABL Space Systems Co Series A9 (c)(d)	19,187	8,059
Anduril Industries Inc Series F (b)(c)(d)	129,683	5,301,441
Anduril Industries Inc Series G (c)(d)	59,000	2,411,920
Space Exploration Technologies Corp Series G (b)(c)(d)	4,374	9,272,880
Space Exploration Technologies Corp Series J (b)(c)(d)	29,526	62,595,120
Space Exploration Technologies Corp Series N (b)(c)(d)	8,141	17,258,920
		96,939,461
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	65,890	3,577,827
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(d)	11,104	2,409,121
Beta Technologies Inc Series C, 6% (b)(d)	6,055	1,388,965
		3,798,086
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	270,300	2,259,708
TOTAL INDUSTRIALS		106,575,082

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	92,760	331,153
Cerebras Systems Inc Series G (c)(d)	239,800	8,687,954
Enevate Corp Series E (b)(c)(d)	1,325,513	357,889
Frore Systems Inc Series C (b)(c)(d)	85,893	1,385,454
Menlo Microsystems Inc Series C (b)(c)(d)	560,500	341,905
		11,104,355
IT Services - 0.2%
Gupshup Inc (b)(c)(d)	78,911	359,834
X.Ai Holdings Corp Series B (c)(d)	872,295	31,891,105
X.Ai Holdings Corp Series C (c)(d)	160,442	5,865,760
Yanka Industries Inc Series F (b)(c)(d)	55,991	250,280
		38,366,979
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	47,598	1,259,919
Alif Semiconductor Series D (c)(d)	50,000	1,409,500
Danger Devices Inc Series B (c)(d)	1,028,200	935,662
Retym Inc Series C (b)(c)(d)	154,149	1,758,840
Retym Inc Series D (c)(d)	45,360	543,413
SiMa Technologies Inc Series B (b)(c)(d)	313,000	1,990,680
SiMa Technologies Inc Series B1 (b)(c)(d)	20,966	155,987
		8,054,001
Software - 0.5%
Algolia Inc Series D (b)(c)(d)	30,436	567,631
Anthropic PBC Series D (b)(c)(d)	92,022	13,645,943
Anthropic PBC Series E (c)(d)	9,200	1,296,924
Anthropic PBC Series F (c)(d)	62,100	8,754,237
Applied Intuition Inc Series A2 (b)(c)(d)	10,287	1,381,544
Applied Intuition Inc Series B2 (b)(c)(d)	4,960	666,128
Celestial AI Inc Series A (c)(d)	65,737	1,254,919
Celestial AI Inc Series B (c)(d)	49,465	944,287
Celestial AI Inc Series C1 (c)(d)	198,147	3,782,626
Crusoe Energy Systems LLC Series D (c)(d)	70,763	5,944,800
Crusoe Energy Systems LLC Series E (c)(d)	37,473	3,148,107
Databricks Inc Series G (b)(c)(d)	48,000	7,200,001
Databricks Inc Series H (b)(c)(d)	31,572	4,735,800
Databricks Inc Series I (b)(c)(d)	1,359	203,850
Databricks Inc Series J (c)(d)	44,987	6,748,050
Databricks Inc Series K (c)(d)	12,400	1,860,000
Lyte Ai Inc Series B (b)(c)(d)	165,469	1,719,223
MOLOCO Inc Series A (b)(c)(d)	20,180	1,504,217
Nuro Inc/DE Series E (c)(d)	107,458	1,375,462
Physical Intelligence Inc Series B (c)(d)	4,600	1,249,173
Runway AI Inc Series D (b)(c)(d)	129,200	1,748,076
Skyryse Inc Series B (b)(c)(d)	67,400	1,756,444
Skyryse Inc Series C (c)(d)	37,600	1,015,952
Skyryse Inc Series C-1 (c)(d)	7,862	205,434
Stripe Inc Series H (b)(c)(d)	8,086	311,472
Stripe Inc Series I (b)(c)(d)	124,536	4,797,127
		77,817,427
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	70,909	3,474,541
Lightmatter Inc Series C2 (b)(c)(d)	11,138	564,028
Lightmatter Inc Series D (b)(c)(d)	86,242	5,771,315
		9,809,884
TOTAL INFORMATION TECHNOLOGY		145,152,646

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	249,802	7,346,677
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	37,990	1,813,643
Redwood Materials Series D (b)(c)(d)	10,886	519,698
Redwood Materials Series E (c)(d)	3,529	168,474
		2,501,815
TOTAL UNITED STATES		274,617,606
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $213,817,439)		330,342,170

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	110,642	22,640
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(k)	73,664	37,868
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	348,656	376,318
TOTAL INFORMATION TECHNOLOGY		414,186

TOTAL UNITED STATES		436,826
TOTAL PREFERRED SECURITIES (Cost $532,962)		436,826

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.18	373,436,632	373,511,320
Fidelity Securities Lending Cash Central Fund (l)(m)	4.18	28,291,143	28,293,971
TOTAL MONEY MARKET FUNDS (Cost $401,805,291)			401,805,291

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,170,913,877)	18,549,588,310
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,727,774)
NET ASSETS - 100.0%	18,535,860,536

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $558,659,681 or 3.0% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $26,890,500 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,846,085 or 0.1% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,488,557 or 0.1% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,628,371.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	313,081

ABL Space Systems Co Series A8	3/24/2021	1,338,638

ABL Space Systems Co Series A9	10/22/2021	1,166,473

Aestas Management Co LLC	9/3/2025	5,117,000

AgBiome LLC Series C	6/29/2018	435,125

Akeana Series C	1/23/2024	1,088,496

Algolia Inc Series D	7/23/2021	890,102

Alif Semiconductor Series C	3/8/2022	966,170

Alif Semiconductor Series D	4/11/2025	1,350,855

Anduril Industries Inc Class B	6/16/2025	257,439

Anduril Industries Inc Class C	6/16/2025	123

Anduril Industries Inc Series F	8/7/2024	2,818,868

Anduril Industries Inc Series G	4/17/2025	2,412,085

Ant International Co Ltd Class C	5/16/2018	769,853

Anthropic PBC Series D	5/31/2024	2,761,074

Anthropic PBC Series E	2/14/2025	515,996

Anthropic PBC Series F	8/18/2025	8,754,089

Applied Intuition Inc Class A	7/2/2024	471,769

Applied Intuition Inc Series A2	7/2/2024	614,081

Applied Intuition Inc Series B2	7/2/2024	296,087

Beta Technologies Inc Series A	4/9/2021	813,590

Beta Technologies Inc Series C, 6%	10/24/2024	693,116

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	199,200

Blink Health LLC Series C	11/7/2019 - 7/14/2021	647,847

Blink Health LLC Series D	6/17/2024 - 6/25/2024	165,312

Bolt Technology OU Series E	1/3/2022	5,238,796

Bytedance Ltd Series E1	11/18/2020	3,500,895

Canva Australia Holdings Pty Ltd Class A	8/19/2025	5,267,648

Celestial AI Inc	2/25/2025	152,750

Celestial AI Inc Series A	2/25/2025	973,940

Celestial AI Inc Series B	2/25/2025	732,858

Celestial AI Inc Series C1	2/25/2025	3,453,742

Cellink Corp Series D	1/20/2022	1,931,625

Cerebras Systems Inc Series G	9/19/2025	8,688,530

Chobani Inc Class A	10/14/2025	3,404,654

Crusoe Energy Systems LLC Series D	12/10/2024	2,064,286

Crusoe Energy Systems LLC Series E	10/8/2025	3,148,042

Danger Devices Inc Series B	3/5/2025	925,894

Databricks Inc Series G	2/1/2021	2,837,886

Databricks Inc Series H	8/31/2021	2,320,041

Databricks Inc Series I	9/14/2023	99,886

Databricks Inc Series J	12/17/2024	4,161,298

Databricks Inc Series K	9/8/2025	1,860,000

Diamond Foundry Inc Series C	3/15/2021	5,995,248

Discord Inc Series I	9/15/2021	385,437

Element Labs Inc Series A	2/11/2025	799,319

Element Labs Inc Series B	6/27/2025	1,266,795

Empower Semiconductor Inc Series D	6/27/2025	2,169,374

Enevate Corp 10% 5/12/2199	11/12/2024	20,586

Enevate Corp 6%	11/2/2023 - 10/31/2024	73,664

Enevate Corp Series E	1/29/2021	1,469,576

Epic Games Inc	7/30/2020	349,025

Fanatics Inc Class A	8/13/2020 - 10/24/2022	10,009,624

Frore Systems Inc Series C	5/10/2024	1,380,335

GoBrands Inc Series G	3/2/2021	4,569,827

GoBrands Inc Series H	7/22/2021	4,454,821

Gupshup Inc	6/8/2021	1,804,316

JUUL Labs Inc Class A	12/20/2017 - 2/23/2024	7,714,318

JUUL Labs Inc Series E	12/20/2017 - 7/6/2018	342,963

Lightmatter Inc Series C1	5/19/2023	1,166,935

Lightmatter Inc Series C2	12/18/2023	289,608

Lightmatter Inc Series D	10/11/2024	6,919,239

Lyte Ai Inc Series B	8/13/2024	2,099,156

Meesho Series D-2	7/15/2024	2,606,744

Meesho Series E	7/15/2024	434,224

Meesho Series E-1	4/18/2024	260,344

Meesho Series F	9/21/2021 - 7/15/2024	5,279,390

Menlo Microsystems Inc Series C	2/9/2022	742,942

MOLOCO Inc Series A	6/26/2023	1,210,800

Neurona Therapeutics Inc Series F	3/28/2025	903,722

Neutron Holdings Inc	2/4/2021	4,916

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	64,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	3,017,520

Neutron Holdings Inc Series 1C	7/3/2018	581,081

Neutron Holdings Inc Series 1D	1/25/2019	1,431,762

NScale Global Holdings Ltd Series B	9/25/2025	455,856

Nuro Inc/DE Series E	4/1/2025	1,374,763

OpenAI Global LLC rights	9/30/2024	6,979,271

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	2,989,577

Oura Health Oy Series D	12/18/2024	5,534,320

Oura Health Oy Series E	9/24/2025	12,750,785

Physical Intelligence Inc Series B	10/24/2025	1,249,173

Pine Labs Ltd/India	6/30/2021	2,718,270

Rad Power Bikes Inc	1/21/2021	490,493

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	110,642

Rad Power Bikes Inc Series A	1/21/2021	63,944

Rad Power Bikes Inc Series C	1/21/2021	251,621

Rad Power Bikes Inc Series D	9/17/2021	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	1,800,858

Redwood Materials Series D	6/2/2023	519,653

Redwood Materials Series E	10/20/2025	168,459

Retym Inc Series C	5/17/2023 - 6/20/2023	1,199,557

Retym Inc Series D	1/29/2025	480,226

Revolut Group Holdings Ltd	12/27/2024	2,789,311

Runway AI Inc Series D	9/6/2024	1,400,758

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	348,656

SiMa Technologies Inc Series B	5/10/2021	1,604,876

SiMa Technologies Inc Series B1	4/25/2022	148,668

Skyryse Inc Series B	10/21/2021	1,663,430

Skyryse Inc Series C	9/16/2025	1,016,110

Skyryse Inc Series C-1	8/13/2024	159,357

Space Exploration Technologies Corp	2/16/2021 - 8/30/2024	45,684,309

Space Exploration Technologies Corp Class C	12/15/2022 - 7/1/2024	14,499,349

Space Exploration Technologies Corp Series G	9/7/2023	3,542,940

Space Exploration Technologies Corp Series J	9/7/2023	23,916,060

Space Exploration Technologies Corp Series N	8/4/2020	2,198,070

Stripe Inc Class B	5/18/2021	770,465

Stripe Inc Series H	3/15/2021	324,451

Stripe Inc Series I	3/20/2023 - 5/12/2023	2,507,425

Taalas Inc Series B	2/19/2025	2,092,201

Tenstorrent Holdings Inc Series C1	4/23/2021	991,307

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/2024	597,355

Veterinary Emergency Group	9/16/2021 - 3/17/2022	2,585,288

Waymo LLC Series A2	5/8/2020	671,224

Waymo LLC Series C2	10/18/2024	2,778,023

X.Ai Holdings Corp Class A	10/25/2022 - 7/18/2025	4,624,384

X.Ai Holdings Corp Series B	5/13/2024	10,441,371

X.Ai Holdings Corp Series C	11/22/2024	3,473,569

Xsight Labs Ltd Series D	2/16/2021	1,046,676

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,209,270

Yanka Industries Inc Series F	4/8/2021	1,784,814

Zipline International Inc Series G	6/7/2024	2,763,842

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

LG Electronics India Ltd	1/7/2026

LG Electronics India Ltd	11/8/2025

MNTN Inc	11/18/2025

Urban Co Ltd	12/14/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	111,325,104	566,552,039	304,361,157	1,888,549	(4,666)	-	373,511,320	373,436,632	0.7%
Fidelity Securities Lending Cash Central Fund	132,911,064	334,124,114	438,741,206	157,648	-	(1)	28,293,971	28,291,143	0.1%
Total	244,236,168	900,676,153	743,102,363	2,046,197	(4,666)	(1)	401,805,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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